Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 12 – SHARE-BASED COMPENSATION

a)	Equity Incentive Plan – general

As of December 31, 2023, 5,028,704 Ordinary Shares were authorized for issuance to employees, directors and consultants under the 2019 Equity Incentive Plan (the “2019 Plan”), of which 1,094,438 shares were available for future grant.

Options granted under the 2019 Plan generally expire ten years following the date of grant. Upon termination of an award recipient’s employment or other relationship with the Company, restricted shares and options cease vesting and unvested shares and options are forfeited. Forfeited shares and shares underlying forfeited or expired options become available for future grant under the 2019 Plan.

b)	Stock option information

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model using the following assumptions during the periods indicated:

	Year ended December 31,
	2023	2022	2021
Weighted Average Risk-free interest rate	4.65%	3.41%	0.82%
Dividend yield	-	-	-
Weighted Average Volatility factor	84.83%	91.62%	91.57%
Weighted Average Expected life of the options	5	5	5

The following table contains additional information concerning options granted under the existing stock-option plan:

	For the year ended December 31,
	2023		2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	2,939,434	$5.85	2,142,547	$6.02	1,884,420	$5.52
Granted	53,192	$3.53	860,492	$5.49	345,500	$12.14
Forfeited and expired	(150,130)	$9.31	(40,730)	$6.42	(48,242)	$33.11
Exercised	-	$-	(22,875)	$6.49	(39,131)	$2.89
Outstanding at end of the year	2,842,496	$5.63	2,939,434	$5.85	2,142,547	$6.02
Exercisable at end of the year	2,245,993	$5.53	1,953,429	$5.55	1,613,465	$4.90

Following is a summary of changes in nonvested shares granted:

	For the year ended December 31,
	2023		2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	986,005	$6.46	529,082	$8.69	601,227	$5.93
Granted	53,192	$3.53	860,492	$5.49	345,500	$12.14
Vested during the year	(384,203)	$7.35	(370,839)	$7.14	(385,798)	$7.39
Forfeited during the year	(58,491)	$7.16	(32,730)	$6.43	(31,847)	$6.75
Balance at end of the year	596,503	$5.53	986,005	$6.46	529,082	$8.69

The weighted-average fair values at grant date of options granted during the years ended December 31, 2023, 2022 and 2021 were $3.53, $5.49 and $6.23 respectively.

The total unrecognized estimated compensation cost related to non-vested stock options granted until December 31, 2023 was $1,039 thousand, which is expected to be recognized over a weighted average period of 1.72 years.

c)	Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for options outstanding at December 31, 2023:

Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$2.69	649,883	1.42	$6,499	649,883
$3.53	53,192	9.85	-	-
$3.66	250,000	6.34	-	250,000
$4.68	45,500	6.25	-	36,563
$5.34	179,500	8.25	-	50,875
$5.34	442,410	8.89	-	178,176
$5.96	150,000	8.89		37,500
$6.22	606,945	3.5	-	606,945
$8.19	150,000	5.89	-	150,000
$8.23	10,000	7.89	-	5,000
$9.02	40,500	6.88	-	30,375
$10.12	12,126	4.93	-	12,126
$12.23	250,000	7.41	-	236,110
$21.40	1,940	5.57	-	1,940
$90.16	500	0.92	-	500
	2,842,496		$-	2,245,993

The total intrinsic value of options exercised during 2023 was $0.

d)	The following table contains information concerning restricted stock units granted under the existing equity incentive plans:

	For the year ended December 31,
	2023		2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Nonvested at beginning of period	157,560	$10.02	229,331	$10.08	-	$-
Granted	529,854	$1.90	-	$-	236,706	$10.22
Vested	(52,521)	$10.05	(67,458)	$9.91	-	$-
Forfeited	(13,758)	$9.77	(4,313)	$14.67	(7,375)	$14.67
Nonvested at end of period	621,135	$3.14	157,560	$10.02	229,331	$10.08

The Company estimates the fair value of restricted stock units based on the closing sales price of the Ordinary Shares on the date of grant (or the closing bid price if no sales were reported). For the years ended December 31, 2023, 2022 and 2021, the Company recognized $481 thousand, $744 thousand and $1,024 thousand, respectively, of share-based compensation expense related to restricted stock units. Total share-based compensation expense related to restricted stock units not yet recognized as of December 31, 2023 was $1,038 thousand, which is expected to be recognized over a weighted average period of 0.67 years.

e)	The following table summarizes share-based compensation expenses related to grants under the 2019 Plan included in the statements of operations:

	Year ended December 31,
(in thousands)	2023	2022	2021
Research & development	$524	$876	$1,210
General & administrative	1,427	1,836	1,704
Total	$1,951	$2,712	$2,914